Impairment of Long-Lived Assets (Details) $ in Thousands	12 Months Ended
	Dec. 31, 2025 USD ($) item	Dec. 31, 2024 USD ($)	Dec. 31, 2023 USD ($)	Jan. 01, 2026	Jun. 30, 2021	Jun. 29, 2021
Vessels and Equipment
Number of vessels to be sold | item	2
Impairment	$ 20,259	$ 16,384	$ 49,649
Asset's estimated useful life						25 years
Vessels and equipment useful life period
Vessels and Equipment
Asset's estimated useful life	23 years			20 years	23 years
Vessels and equipment useful life period | Subsequent event
Vessels and Equipment
Asset's estimated useful life				20 years
Bodil Knutsen
Vessels and Equipment
Impairment	$ 20,300
Dan Cisne
Vessels and Equipment
Impairment	5,800
Dan Sabia
Vessels and Equipment
Impairment	$ 10,600